FINANCIAL INSTRUMENTS - Parent - Disclosure of Analysis of Fair Value of Financial Instruments Measured at Fair Value on a Recurring Basis (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Total assets at fair value	£ 10,725	£ 10,555
Total liabilities at fair value	1,772	1,790
Santander UK Group Holdings plc
Disclosure of detailed information about financial instruments [line items]
Total assets at fair value	8,792	9,591
Total liabilities at fair value	8,792	9,591
Other financial liabilities at FVTPL
Disclosure of detailed information about financial instruments [line items]
Total liabilities at fair value	1,055	899
Level 1
Disclosure of detailed information about financial instruments [line items]
Total assets at fair value	8,805	8,293
Total liabilities at fair value	0	0
Level 1 | Santander UK Group Holdings plc
Disclosure of detailed information about financial instruments [line items]
Total assets at fair value	0	0
Total liabilities at fair value	8,792	9,591
Level 1 | Other financial liabilities at FVTPL
Disclosure of detailed information about financial instruments [line items]
Total liabilities at fair value	0	0
Level 2
Disclosure of detailed information about financial instruments [line items]
Total assets at fair value	1,764	2,101
Total liabilities at fair value	1,758	1,780
Level 2 | Santander UK Group Holdings plc
Disclosure of detailed information about financial instruments [line items]
Total assets at fair value	8,792	9,591
Total liabilities at fair value	0	0
Level 2 | Other financial liabilities at FVTPL
Disclosure of detailed information about financial instruments [line items]
Total liabilities at fair value	1,055	899
Level 3
Disclosure of detailed information about financial instruments [line items]
Total assets at fair value	156	161
Total liabilities at fair value	14	10
Level 3 | Santander UK Group Holdings plc
Disclosure of detailed information about financial instruments [line items]
Total assets at fair value	0	0
Total liabilities at fair value	0	0
Level 3 | Other financial liabilities at FVTPL
Disclosure of detailed information about financial instruments [line items]
Total liabilities at fair value	£ 0	£ 0
Medium Term Notes | Other financial liabilities at FVTPL | Santander UK Group Holdings plc
Disclosure of detailed information about financial instruments [line items]
Valuation technique	A	A
Total liabilities at fair value	£ 8,792	£ 9,591
Medium Term Notes | Level 1 | Other financial liabilities at FVTPL | Santander UK Group Holdings plc
Disclosure of detailed information about financial instruments [line items]
Total liabilities at fair value	8,792	9,591
Medium Term Notes | Level 2 | Other financial liabilities at FVTPL | Santander UK Group Holdings plc
Disclosure of detailed information about financial instruments [line items]
Total liabilities at fair value	0	0
Medium Term Notes | Level 3 | Other financial liabilities at FVTPL | Santander UK Group Holdings plc
Disclosure of detailed information about financial instruments [line items]
Total liabilities at fair value	0	0
Other financial assets at FVTPL
Disclosure of detailed information about financial instruments [line items]
Total assets at fair value	421	602
Other financial assets at FVTPL | Level 1
Disclosure of detailed information about financial instruments [line items]
Total assets at fair value	0	0
Other financial assets at FVTPL | Level 2
Disclosure of detailed information about financial instruments [line items]
Total assets at fair value	334	477
Other financial assets at FVTPL | Level 3
Disclosure of detailed information about financial instruments [line items]
Total assets at fair value	87	125
Other financial assets at FVTPL | Debt securities
Disclosure of detailed information about financial instruments [line items]
Total assets at fair value	£ 92	£ 217
Valuation technique	A, B & D	A, B & D
Other financial assets at FVTPL | Debt securities | Santander UK Group Holdings plc
Disclosure of detailed information about financial instruments [line items]
Total assets at fair value	£ 8,792	£ 9,591
Valuation technique	A, B & D	A, B & D
Other financial assets at FVTPL | Debt securities | Level 1
Disclosure of detailed information about financial instruments [line items]
Total assets at fair value	£ 0	£ 0
Other financial assets at FVTPL | Debt securities | Level 1 | Santander UK Group Holdings plc
Disclosure of detailed information about financial instruments [line items]
Total assets at fair value	0	0
Other financial assets at FVTPL | Debt securities | Level 2
Disclosure of detailed information about financial instruments [line items]
Total assets at fair value	56	168
Other financial assets at FVTPL | Debt securities | Level 2 | Santander UK Group Holdings plc
Disclosure of detailed information about financial instruments [line items]
Total assets at fair value	8,792	9,591
Other financial assets at FVTPL | Debt securities | Level 3
Disclosure of detailed information about financial instruments [line items]
Total assets at fair value	36	49
Other financial assets at FVTPL | Debt securities | Level 3 | Santander UK Group Holdings plc
Disclosure of detailed information about financial instruments [line items]
Total assets at fair value	£ 0	£ 0